Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	35.00%
Net reduction of total deferred tax liabilities		$ 20
Unrecognized tax benefits		4	$ 2
Unrecognized tax benefits that would impact effective tax rate if recognized		$ 2
Valuation allowance for deferred tax assets	$ 1
Increase in valuation allowance	$ 1